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                             M'S VERSATILE PRODUCT

                  Flexible Premium Variable Insurance Policy
                   Issued by Pacific Life Insurance Company

                     Supplement dated February 1, 2000 to
                         Prospectus dated May 1, 1999

     Effective immediately, owners of policies issued on or after February 1, 2000 may choose the cash value accumulation test as described in the prospectus as the death benefit qualification test for their policy.


Form No. 15-22084-00